Post-employment benefits	12 Months Ended
Dec. 31, 2024
Post-employment benefits [Abstract]
Post-employment benefits
20    Post-employment benefits

Accounting policies
Defined contribution plans
A defined contribution plan is a post-employment benefit plan for which the company pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in the Consolidated statements of income in the periods during which services are rendered by employees.
Defined benefit plans
A defined benefit plan is a post-employment benefit plan that is not a defined contribution plan. Defined benefit plans define an amount of pension benefit that an employee will receive after retirement. That pension benefit typically depends on several factors such as years of service, age and salary.
The net pension asset or liability recognized in the Consolidated balance sheets in respect of defined benefit plans is the fair value of plan assets less the present value of the projected defined benefit obligation at the balance sheet date. The defined benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. Recognized assets are limited to the present value of any reductions in future contributions or any future refunds. The net pension liability is presented as a long-term provision; no distinction is made for the short-term portion.
For the company’s major plans, a full discount rate curve of high-quality corporate bonds is used to determine the defined benefit obligation, where available. The curves are based on the Mercer Yield Curve methodology, which uses data of corporate bonds rated AA or equivalent. For the other plans the Mercer Yield Curve/Mercer Methodology has also been used taking into account the cash flows as much as possible in case there is a deep market in corporate bonds. For plans in countries without a deep corporate bond market, the discount rate is based on government bonds and the plan’s maturity.
Pension costs with respect to defined benefit plans primarily represent the increase of the actuarial present value of the obligation for post-employment benefits based on employee service during the year and the interest on the net recognized asset or liability with respect to employee service in previous years.
Remeasurements of the net defined benefit asset or liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (excluding interest). The company recognizes all remeasurements in Other comprehensive income.
Past service costs arising from the introduction of a change to the benefit payable under a plan or a significant reduction of the number of employees covered by a plan (curtailment) are recognized in full in the Consolidated statements of income.
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. The company recognizes a liability and an expense for bonuses and incentives based on a formula that takes into consideration the profit attributable to the company’s shareholders after certain adjustments.
The company’s net obligation with respect to other long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods, such as jubilee entitlements. That benefit is discounted to determine its present value. Remeasurements are recognized in the Consolidated statements of income in the period in which they arise.
Further information on other long-term employee benefits can be found in Provisions in the Other provisions section.
Accounting estimates and judgments
To make the actuarial calculations for the valuation of defined benefit obligations, assumptions are needed for interest rates, healthcare cost increases, future pension increases, life expectancy and employee turnover rates. The actuarial calculations are made by external actuaries based on inputs from observable market data, such as corporate bond returns and yield curves to determine the discount rates to apply, mortality tables to determine life expectancy and inflation rates to determine future salary and pension growth assumptions.

Employee post-employment benefit plans have been established in many countries in accordance with the legal requirements, customs and the local practice in the countries involved. The larger part of post-employment benefits are company pension plans, of which some are funded and some are unfunded. All funded post-employment benefit plans are considered to be related parties.
Most employees who take part in a company pension plan are covered by defined contribution (DC) pension plans. The main DC plans are in the Netherlands and the US. The company also sponsors a number of defined benefit (DB) pension plans. The benefits provided by these plans are based on employees’ years of service and compensation levels.
The company also sponsors a limited number of DB retiree medical plans. The benefits provided by these plans typically cover a part of the healthcare costs after retirement. None of these plans are individually significant to the company and are therefore not further separately disclosed.
The larger funded DB and DC plans are governed by independent Trustees who have a legal obligation to protect the interests of all plan members and operate under the local regulatory framework.
The DB plans in Germany and the US make up most of the defined benefit obligation (DBO) and the net position. The company also has DB plans in the rest of the world; however these are individually not significant to the company and do not have a significantly different risk profile that would warrant separate disclosure.
The adjacent table provides a breakdown of the present value of the funded and unfunded DBO, the fair value of plan assets and the net position in Germany, the US and in other countries. The table also provides the value of reimbursement rights.
Philips Group
Post-employment benefits in millions of EUR

	Germany		United States		Other countries		Total
	2023	2024	2023	2024	2023	2024	2023	2024
Present value of funded DBO	(511)	(531)	(404)	(416)	(182)	(205)	(1,097)	(1,152)
Present value of unfunded DBO	(253)	(242)	(118)	(131)	(137)	(134)	(508)	(507)
Total present value of DBO	(764)	(773)	(522)	(547)	(319)	(339)	(1,605)	(1,659)
Fair value of plan assets	481	496	442	465	166	189	1,089	1,150
Asset ceiling						(1)		(1)
Net position	(283)	(277)	(80)	(82)	(153)	(151)	(516)	(510)

Value of reimbursement rights					8	7	8	7
The classification of the net position is as follows:
Philips Group
Classification net position in millions of EUR

	Germany		United States		Other countries		Total
	2023	2024	2023	2024	2023	2024	2023	2024
Total asset for plans in a surplus	-	-	39	49	2	1	41	50
Total liability for plans in a deficit	(283)	(277)	(118)	(131)	(156)	(152)	(558)	(560)
Net position	(283)	(277)	(80)	(82)	(153)	(151)	(516)	(510)
Germany
The company has several DB plans in Germany, some of which are unfunded. The plan assets of the funded DB plans in Germany are held in a legally separate pension trust.
Due to the relatively high level of social security in Germany, the company’s pension plans mainly provide benefits for the higher earners. The plans are open for future pension accrual. Indexation is mandatory due to legal requirements. Some of the German plans have a DC design, but are accounted for as DB plans due to a legal minimum return requirement.
Company pension commitments in Germany are largely protected against employer bankruptcy via the “Pensions-Sicherungs-Verein” which charges a fee to all German companies providing pension promises.
Philips is one of the sponsors of Philips Pensionskasse VVaG in Germany, which is a multi-employer plan. The plan is classified and accounted for as a DC plan.
United States
The US DB pension plans are closed plans without future pension accrual. For the funding of any deficit in the US plan the Group adheres to the minimum funding requirements of the US Pension Protection Act.
The assets of the US funded pension plans are in Trusts governed by fiduciaries. The non-qualified pension plans that cover accrual above the maximum salary of the funded qualified plan are unfunded.
The company’s qualified pension commitments in the US are covered via the Pension Benefit Guaranty Corporation, which charges a fee to US companies providing DB pension plans. The fee is also dependent on the amount of unfunded vested liabilities.
Philips has announced to plan participants the intent to fully terminate the US qualified defined benefit pension plans in 2025. The announcements made did not impact the accounting for these plans during 2024 and the anticipated settlement, if and when completed, is not expected to have a material impact to the company’s results or cash flows in 2025.
Risks related to DB plans
DB plans expose the company to various demographic and economic risks such as longevity risk, investment risks, currency and interest rate risk and in some cases inflation risk. The latter plays a role in the assumed wage increase but more importantly in some countries where indexation of pensions is mandatory.
The company has an active de-risking strategy in which it constantly looks for opportunities to reduce the risks associated with its DB plans. Liability-driven investment strategies, lump sum cash-out options, buy-ins, buy-outs and a change to DC are examples of the strategy.
Investment policy in the largest pension plans
Plan assets are managed in legally separate pension trusts, primarily overseen by independent trustees, who bear full responsibility for and have complete discretion over the investment strategy for these plan assets. The plan assets of the Philips pension plans are invested in well-diversified portfolios. For most plans, the interest rate sensitivity of the fixed income portfolio is closely aligned with that of the plan’s pension liabilities. Contributions from the sponsoring company are primarily directed toward increasing the fixed income allocation. Additionally, in most investment strategies, any structural improvement in the plan's funded ratio over time is used to further reduce the interest rate mismatch between the plan assets and the pension liabilities.
Summary of pre-tax costs for post-employment benefits and reconciliations
The adjacent table contains the total of current and past service costs, administration costs and settlement results as included in Income from operations and the interest cost as included in Financial expenses.
Philips Group
Pre-tax costs for post-employment benefits in millions of EUR

	2022	2023	2024
Defined benefit plans	50	47	43
- included in income from operations	39	25	23
- included in financial expense	10	21	20
- included in Discontinued operations
Defined contribution plans	400	376	365
- included in income from operations	400	376	365
- included in Discontinued operations
Post-employment benefits costs	449	423	408
Summary of the reconciliations for the DBO and plan assets
The adjacent tables contain the reconciliations for the DBO and plan assets.
Philips Group
Defined benefit obligations in millions of EUR

	2023	2024
Balance as of January 1	1,621	1,605
Service cost	32	29
Interest cost	71	65
Employee contributions	3	4
Actuarial (gains) / losses
- demographic assumptions
- financial assumptions	48	20
- experience adjustment	2	9
(Negative) past service cost	(9)	(7)
Settlements	2	1
Benefits paid from plan	(104)	(63)
Benefits paid directly by employer	(39)	(36)
Translation differences and other	(22)	32
Balance as of December 31	1,605	1,659
Philips Group
Plan assets in millions of EUR

	2023	2024
Balance as of January 1	1,122	1,089
Interest income on plan assets	49	45
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	23	13
Employee contributions	3	4
Employer contributions	14	30
Settlements
Benefits paid from plan	(104)	(63)
Translation differences and other	(17)	33
Balance as of December 31	1,089	1,150
The past service costs in 2024 mainly relate to the retiree medical plans in Brazil and the pension plan in Switzerland. The past service costs in 2023 mainly relate to the retiree medical plans in Brazil.
Plan assets allocation
The asset allocation in the company’s DB plans as of December 31, 2024, was as follows:
Philips Group
Plan assets allocation in millions of EUR

	2023	2024
Assets quoted in active markets
- Debt securities	513	460
- Equity securities		12
- Other[1]	182	431

Assets not quoted in active markets
- Debt securities
- Equity securities	31
- Other¹	363	247
Total assets	1,089	1,150
[1]Other assets are primarily composed of cash and cash equivalents, real estate, investment funds, and assets managed by insurance companies.

The plan assets in 2024 contain 22% (2023: 36%) unquoted plan assets. Plan assets in 2024 do not include property occupied by or financial instruments issued by the company.
Assumptions
The mortality tables used for the company’s largest DB plans are:
Germany: Heubeck-Richttafeln 2018 Generational, assuming 93% of mortality rates for male retirees between ages 60 and 85.
US: PRI-2012 Generational with MP2021 improvement scale + white collar adjustment.
The weighted averages of the assumptions used to calculate the DBO were as follows:
Philips Group
Assumptions used for defined benefit obligations in %
as of December 31,

	Germany		United States		Other countries		Total
	2023	2024	2023	2024	2023	2024	2023	2024
Discount rate	3.7%	3.3%	5.0%	5.1%	4.9%	4.2%	4.3%	4.0%
Inflation rate	2.0%	2.0%	2.3%	2.3%	2.5%	2.2%	2.2%	2.1%
Salary increase	2.8%	2.8%	0.0%	0.0%	4.3%	4.4%	3.0%	3.1%
Sensitivity analysis
The following table illustrates the approximate impact on the DBO from movements in key assumptions. The DBO was recalculated using a change in the assumptions of 1% which overall is considered a reasonably possible change. The impact on the DBO because of changes in discount rate is normally accompanied by offsetting movements in plan assets, especially when using matching strategies.
The average duration in years of the DBO of the DB plans is 10 (Germany: 11, US: 8, and other countries: 10) as of December 31, 2024 (2023: 10).
Philips Group
Sensitivity of key assumptions in millions of EUR

	2023	2024
Increase
Discount rate (1% movement)	(123)	(123)
Pension increase (1% movement)	60	60
Salary increase (1% movement)	12	14
Longevity¹	32	34
Decrease
Discount rate (1% movement)	147	150
Pension increase (1% movement)	(52)	(52)
Salary increase (1% movement)	(11)	(12)
Longevity¹	(22)	(24)
[1]The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease / increase in the assumed rates of mortality for the company’s major plans. A 10% decrease / increase in assumed mortality rates equals a change of life expectancy by 0.5 - 1 year.

Cash flows and costs in 2025
Cash outflows in relation to post-employment benefits are estimated to amount to EUR 421 million in 2025, consisting of:
•EUR 24 million employer contributions to DB plans (Germany: EUR 11 million, US: EUR 0 million, other countries: EUR 13 million);
•EUR 45 million cash outflows in relation to DB plans (Germany: EUR 21 million, US: EUR 10 million, Other Countries: EUR 14 million); and
•EUR 352 million employer contributions to DC plans (Netherlands: EUR 142 million, US: EUR 144 million, Other Countries: EUR 66 million).
The service and administration cost for 2025 is expected to amount to EUR 33 million for DB plans. The net interest cost for 2025 for the DB plans is expected to amount to EUR 18 million. The cost for DC pension plans in 2025 is equal to the expected DC cash flow.